Summary of significant accounting policies - Summary of Scope of Consolidation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 5,939	€ 4,300
Tom Ford International LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	15.00%
Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Principal place of business of subsidiary	Amsterdam (Netherlands)
Issued capital	€ 5,938,873
Name of parent entity	Ermenegildo Zegna N.V.
Ermenegildo Zegna N.V [Member] | Pelletteria Tizeta S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 206,816
Name of associate	Pelletteria Tizeta S.r.l.
Principal place of business of associate	Sesto Fiorentino (FI)
Name of the Investor	Ermenegildo Zegna N.V.
Proportion of ownership interest in associate	50.00%	50.00%
Ermenegildo Zegna N.V [Member] | Filati Biagioli Modesto S.p.A [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 7,900,000
Name of associate	Filati Biagioli Modesto S.p.A.
Principal place of business of associate	Montale (PT)
Name of the Investor	Ermenegildo Zegna N.V.
Proportion of ownership interest in associate	40.00%	0.00%
Ermenegildo Zegna N.V [Member] | Sharmoon.EZ.Garments Co Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 100,000,000
Proportion of ownership interest in subsidiary	50.00%	50.00%
Name of the Investor	Ermenegildo Zegna N.V.
Name of the entity one	Sharmoon.EZ.Garments Co. Ltd
Principal place of business	Wenzhou (China)
E.Z. Holditalia [Member] | Elah Dufour S.p.a [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 26,650,000
Proportion of ownership interests held by non-controlling interests	0.00%	10.00%
Name of the Investor	E.Z. Holditalia
Name of the entity one	Elah Dufour S.p.A.
Principal place of business	Genova (GE)
E.Z. Holditalia [Member] | Future One Hundred And One Design Private Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 100,000
Proportion of ownership interests held by non-controlling interests	0.00%	18.00%
Name of the Investor	E.Z. Holditalia
Name of the entity one	Future 101 Design Private Ltd
Principal place of business	New Delhi (India)
EZ Real Estate S.r.l [Member] | Consorzio Turistico Alpi Biellesi [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 33,750
Proportion of ownership interests held by non-controlling interests	0.00%	44.00%
Name of the Investor	EZ Real Estate S.r.l.
Name of the entity one	Consorzio Turistico Alpi Biellesi
Principal place of business	Valdilana (BI)
EZ Real Estate S.r.l [Member] | Bea Biella S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 130,000
Proportion of ownership interests held by non-controlling interests	0.00%	22.00%
Name of the Investor	EZ Real Estate S.r.l.
Name of the entity one	Bea Biella S.r.l.
Principal place of business	Busalla (GE)
Alan Real Estate S.A [Member] | Achill Station Pty Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 2,239,127
Principal place of business of associate	Armidale NSW (Australia)
Name of the Investor	Alan Real Estate S.A.
Proportion of ownership interest in associate	0.00%	60.00%
Name of the entity one	Achill Station Pty Ltd.
EZ US Holding Inc [Member] | Tom Ford International LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 82,366,000
Principal place of business of associate	Delaware (U.S.A.)
Name of the Investor	EZ US Holding Inc.
Proportion of ownership interest in associate	15.00%	15.00%
Name of the entity one	Tom Ford International LLC
Lanificio Ermenegildo Zegna e Figli S.p.A [Member] | Acquedotto Piancone S.r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 42,000
Proportion of ownership interest in subsidiary	67.00%	67.00%
Name of the Investor	Lanificio Ermenegildo Zegna e Figli S.p.A.
Name of the entity one	Acquedotto Piancone S.r.l.
Principal place of business	Valdilana (BI)
Lanificio Ermenegildo Zegna e Figli S.p.A [Member] | Pettinatura di Verrone S.r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 3,000,000
Proportion of ownership interests held by non-controlling interests	15.00%	15.00%
Name of the Investor	Lanificio Ermenegildo Zegna e Figli S.p.A.
Name of the entity one	Pettinatura di Verrone S.r.l.
Principal place of business	Verrone (BI)
Bonotto S.p.A. [Member] | F Two S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 90,000
Proportion of ownership interests held by non-controlling interests	49.00%	49.00%
Name of the Investor	Bonotto S.p.A.
Name of the entity one	F2 S.r.l.
Principal place of business	Schio (VI)
Inco S P.A [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	In.co. S.p.A.
Principal place of business of subsidiary	Biella
Issued capital	€ 4,050,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Lanificio Ermenegildo Zegna E Figli S.P.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Lanificio Ermenegildo Zegna e Figli S.p.A.
Principal place of business of subsidiary	Valdilana (BI)
Issued capital	€ 3,100,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	90.00%
Ezi S.P.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ezi S.p.A.
Principal place of business of subsidiary	Milan
Issued capital	€ 5,750,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
EZ Real Estate S.r.l [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	EZ Real Estate S.r.l.
Principal place of business of subsidiary	Valdilana (BI)
Issued capital	€ 2,000,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	0.00%	100.00%
EZ Service S.R.L [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	EZ Service S.r.l.
Principal place of business of subsidiary	Valdilana (BI)
Issued capital	€ 500,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	0.00%
Agnona S.R.L [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Agnona S.r.l.
Principal place of business of subsidiary	Milan
Issued capital	€ 200,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	0.00%	100.00%
Bonotto S.p.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Bonotto S.p.A.
Principal place of business of subsidiary	Colceresa (VI)
Issued capital	€ 1,239,600
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	60.00%	60.00%
Cappellificio Cervo S.r.l [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Cappellificio Cervo S.r.l.
Principal place of business of subsidiary	Biella
Issued capital	€ 300,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	51.00%	51.00%
Thom Browne Services Italy S.R.L. [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne Services Italy S.r.l.
Principal place of business of subsidiary	Milan
Issued capital	€ 10,000
Name of parent entity	Thom Browne Trading SA
Proportion of ownership interest in subsidiary	90.00%	85.00%
Thom Browne Retail Italy S.R.L [Member] | Thom Browne Services Italy S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne Retail Italy S.r.l.
Principal place of business of subsidiary	Milan
Issued capital	€ 10,000
Name of parent entity	Thom Browne Services Italy S.r.l.
Proportion of ownership interest in subsidiary	90.00%	85.00%
Gruppo Dondi S.P.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Gruppo Dondi S.p.A.
Principal place of business of subsidiary	Carpi (MO)
Issued capital	€ 1,502,800
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	65.00%	65.00%
Tessitura Ubertino S.R.L | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Tessitura Ubertino S.r.l.
Principal place of business of subsidiary	Valdilana (BI)
Issued capital	€ 100,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	60.00%	0.00%
Investindustrial Acquisition Corp [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Investindustrial Acquisition Corp. (“IIAC”)
Principal place of business of subsidiary	Cayman Islands
Issued capital	€ 4,944,366
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	0.00%
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Principal place of business of subsidiary	Istanbul (Turkey)
Issued capital	€ 32,291,439
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna H.M.B.H [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna H.m.b.H.
Principal place of business of subsidiary	Wien (Austria)
Issued capital	€ 610,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Socit De Textiles Astrum France S.A.R.L [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Société de Textiles Astrum France S.à.r.l.
Principal place of business of subsidiary	Paris (France)
Issued capital	€ 500,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna GmbH [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna GmbH
Principal place of business of subsidiary	Munich (Germany)
Issued capital	€ 6,577,421
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Zegna Japan Co LTD [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Zegna Japan Co., LTD
Principal place of business of subsidiary	Minato-Ku-Tokyo (Japan)
Issued capital	€ 100,000,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fantasia London Limited [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Fantasia (London) Limited
Principal place of business of subsidiary	London (UK)
Issued capital	€ 7,000,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna S.A. De C.V [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna S.A. de C.V.
Principal place of business of subsidiary	Ciudad de Mexico (Mexico)
Issued capital	€ 459,600,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ezeti Portugal. S.A [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ezeti Portugal. S.A.
Principal place of business of subsidiary	Lisbon (Portugal)
Issued capital	€ 800,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Madrid S.A [Member] | Ezeti S.L [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Madrid S.A.
Principal place of business of subsidiary	Barcelona (Spain)
Issued capital	€ 901,500
Name of parent entity	Ezeti S.L.
Proportion of ownership interest in subsidiary	70.00%	70.00%
Ezeti S.L [Member] | Italco S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ezeti S.L.
Principal place of business of subsidiary	Barcelona (Spain)
Issued capital	€ 500,032
Name of parent entity	Italco S.A.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Italco S.A [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Italco S.A.
Principal place of business of subsidiary	Sant Quirze (Spain)
Issued capital	€ 1,911,300
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Czech S R O [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Czech s.r.o
Principal place of business of subsidiary	Prague (Czech Republic)
Issued capital	€ 1,350,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	0.00%
Co.Ti. Service S.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Co.Ti. Service S.A.
Principal place of business of subsidiary	Stabio (Switzerland)
Issued capital	€ 27,940,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Consitex S.A [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Consitex S.A.
Principal place of business of subsidiary	Stabio (Switzerland)
Issued capital	€ 15,000,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Corporation [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Corporation
Principal place of business of subsidiary	New York, NY
Issued capital	€ 500,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Zegna China Enterprise Management Co Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Zegna (China) Enterprise Management Co., Ltd.
Principal place of business of subsidiary	Shanghai (China)
Issued capital	€ 58,309,140
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna China Co LTD [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna (China) Co., LTD
Principal place of business of subsidiary	Shanghai (China)
Issued capital	€ 50,000,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ismaco Amsterdam B. V [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ismaco Amsterdam B. V.
Principal place of business of subsidiary	Amsterdam (Netherlands)
Issued capital	€ 226,890
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Korea LTD [Member] | E.Z. Holditalia [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Korea LTD
Principal place of business of subsidiary	Seoul (Korea)
Issued capital	€ 6,876,000,000
Name of parent entity	E.Z. Holditalia
Proportion of ownership interest in subsidiary	0.00%	100.00%
Alan Real Estate S.A [Member] | EZ Real Estate S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Alan Real Estate S.A.
Principal place of business of subsidiary	Stabio (Switzerland)
Issued capital	€ 9,200,000
Name of parent entity	EZ Real Estate S.r.l.
Proportion of ownership interest in subsidiary	0.00%	100.00%
Ermenegildo ZegnaFarEastPte Ltd [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Far-East Pte LTD
Principal place of business of subsidiary	Singapore
Issued capital	€ 21,776,432
Name of parent entity	Consitex S.A.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Hong Kong Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Hong Kong LTD
Principal place of business of subsidiary	Hong Kong
Issued capital	€ 238,240,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
E. Zegna Trading Hong Kong LTD Taiwan Branch [Member] | Ermenegildo Zegna Hong Kong Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	E. Zegna Trading Hong Kong LTD Taiwan Branch
Principal place of business of subsidiary	Hong Kong
Issued capital	€ 233,659,800
Name of parent entity	Ermenegildo Zegna Hong Kong LTD
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Canada Inc [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Canada Inc.
Principal place of business of subsidiary	Toronto (Canada)
Issued capital	€ 700,000
Name of parent entity	Consitex S.A.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Australia PTY Ltd [Member] | Ermenegildo ZegnaFarEastPte Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Australia PTY LTD
Principal place of business of subsidiary	Sydney (Australia)
Issued capital	€ 18,000,000
Name of parent entity	Ermenegildo Zegna Far-East Pte LTD
Proportion of ownership interest in subsidiary	100.00%	100.00%
E Z New Zealand Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	E. Z. New Zealand LTD
Principal place of business of subsidiary	Auckland (New Zealand)
Issued capital	€ 3,300,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ezesa Argentina S.A [Member] | Ermenegildo Zegna N.V. Italco S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ezesa Argentina S.A.
Principal place of business of subsidiary	Buenos Aires (Argentina)
Issued capital	€ 27,246,979
Name of parent entity	Ermenegildo Zegna N.V.; Italco S.A.
Proportion of ownership interest in subsidiary	100.00%	100.00%
E. Z. Thai Holding Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	E. Z. Thai Holding Ltd
Principal place of business of subsidiary	Bangkok (Thailand)
Issued capital	€ 3,000,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interests held by non-controlling interests	49.00%	49.00%
The Italian Fashion Co. Ltd [Member] | E. Z. Thai Holding Ltd Ermenegildo Zegna FarEastPte Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	The Italian Fashion Co. LTD
Principal place of business of subsidiary	Bangkok (Thailand)
Issued capital	€ 16,000,000
Name of parent entity	E. Z. Thai Holding Ltd; Ermenegildo Zegna Far-East Pte LTD
Proportion of ownership interest in subsidiary	65.00%	65.00%
Zegna South Asia Private LTD [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Zegna South Asia Private LTD
Principal place of business of subsidiary	Mumbai (India)
Issued capital	€ 902,316,770
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	51.00%	51.00%
Ismaco Tekstil Limited Sirketi [Member] | Ermenegildo Zegna N.V., Ismaco [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	ISMACO TEKSTİL LİMİTED ŞİRKETİ
Principal place of business of subsidiary	Istanbul (Turkey)
Issued capital	€ 10,000,000
Name of parent entity	Ermenegildo Zegna N.V., Ismaco
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ezesa Brasil Participacoes Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ezesa Brasil Participacoes LTDA
Principal place of business of subsidiary	San Paolo (Brazil)
Issued capital	€ 77,481,487
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Macau Ltd [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna (Macau) LTD
Principal place of business of subsidiary	Kowloon Bay (Hong Kong)
Issued capital	€ 4,650,000
Name of parent entity	Consitex S.A.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Malaysia Sdn. Bhd [Member] | Ermenegildo ZegnaFarEastPte Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Malaysia Sdn. Bhd.
Principal place of business of subsidiary	Kuala Lumpur (Malaysia)
Issued capital	€ 3,000,000
Name of parent entity	Ermenegildo Zegna Far-East Pte LTD
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ermenegildo Zegna Maroc S.A.R.L.A.U [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Maroc S.A.R.L.A.U.
Principal place of business of subsidiary	Casablanca (Morocco)
Issued capital	€ 530,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
61 West 23rd Street LLC [Member] | Alan Real Estate S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	61 West 23rd Street LLC
Principal place of business of subsidiary	New York, NY
Issued capital	€ 12,637,342
Name of parent entity	Alan Real Estate S.A.
Proportion of ownership interest in subsidiary	0.00%	100.00%
Ermenegildo Zegna Vietnam LLC [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Ermenegildo Zegna Vietnam LLC
Principal place of business of subsidiary	Hanoi City (Vietnam)
Issued capital	€ 53,567,900,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	77.00%	77.00%
Achill Land Pty Ltd [Member] | Alan Real Estate S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Achill Land Pty Ltd.
Principal place of business of subsidiary	Armidale NSW (Australia)
Issued capital	€ 10,200,000
Name of parent entity	Alan Real Estate S.A.
Proportion of ownership interest in subsidiary	0.00%	60.00%
Zegna Gulf Trading LLC [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Zegna Gulf Trading LLC
Principal place of business of subsidiary	Dubai (UAE)
Issued capital	€ 300,000
Name of parent entity	Consitex S.A.
Proportion of ownership interest in subsidiary	49.00%	49.00%
EZ US Holding Inc [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	EZ US Holding Inc.
Principal place of business of subsidiary	Wilmington (U.S.A.)
Issued capital	€ 1,000,099
Name of parent entity	Consitex S.A.
Proportion of ownership interest in subsidiary	100.00%	100.00%
E.Zegna Attica Single Member Société Anonyme [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	E.Zegna Attica Single Member Société Anonyme
Principal place of business of subsidiary	Athens (Greece)
Issued capital	€ 650,000
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Thom Browne Inc [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne Inc.
Principal place of business of subsidiary	Wilmington (U.S.A.)
Issued capital	€ 5,510
Name of parent entity	Ermenegildo Zegna N.V.
Proportion of ownership interest in subsidiary	90.00%	85.00%
Thom Browne Japan Inc [Member] | Thom Browne Inc [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne Japan Inc.
Principal place of business of subsidiary	Tokyo (Japan)
Issued capital	€ 1,000,000
Name of parent entity	Thom Browne Inc.
Proportion of ownership interest in subsidiary	90.00%	85.00%
Thom Browne Trading SA [Member] | Thom Browne Inc [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne Trading SA
Principal place of business of subsidiary	Stabio (Switzerland)
Issued capital	€ 100,000
Name of parent entity	Thom Browne Inc.
Proportion of ownership interest in subsidiary	90.00%	85.00%
Thom Browne France Services [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne France Services
Principal place of business of subsidiary	Paris (France)
Issued capital	€ 50,000
Name of parent entity	Thom Browne Trading SA
Proportion of ownership interest in subsidiary	90.00%	85.00%
Thom Browne UK Limited [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne UK Limited
Principal place of business of subsidiary	Beckenham (UK)
Issued capital	€ 1
Name of parent entity	Thom Browne Trading SA
Proportion of ownership interest in subsidiary	90.00%	85.00%
Tailoring Luxury Co., Ltd [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Tailoring Luxury Co., Ltd.
Principal place of business of subsidiary	Shanghai (China)
Issued capital	€ 900,000
Name of parent entity	Thom Browne Trading SA
Proportion of ownership interest in subsidiary	90.00%	85.00%
Thom Browne Macau Limited [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne (Macau) Limited
Principal place of business of subsidiary	Hong Kong
Issued capital	€ 500,000
Name of parent entity	Thom Browne Trading SA
Proportion of ownership interest in subsidiary	90.00%	85.00%
Thom Browne Canada [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne Canada
Principal place of business of subsidiary	Vancouver (Canada)
Issued capital	€ 1
Name of parent entity	Thom Browne Trading SA
Proportion of ownership interest in subsidiary	90.00%	85.00%
Thom Browne Hong Kong Limited [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary	Thom Browne Hong Kong Limited
Principal place of business of subsidiary	Hong Kong
Issued capital	€ 500,000
Name of parent entity	Thom Browne Trading SA
Proportion of ownership interest in subsidiary	90.00%	0.00%